Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001176343
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2021
Prospectus Date	rr_ProspectusDate	Jul. 06, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A